Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE CAPITAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000790184
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Credit Suisse Large Cap Blend II Fund (First Prospectus Summary) | Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Common Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSWCX
Credit Suisse Large Cap Blend II Fund (Second Prospectus Summary) | Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WFAGX
Credit Suisse Large Cap Blend II Fund (Second Prospectus Summary) | Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSCBX
Credit Suisse Large Cap Blend II Fund (Second Prospectus Summary) | Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCPCX

Credit Suisse Large Cap Blend II Fund (First Prospectus Summary) | Credit Suisse Large Cap Blend II Fund
INVESTMENT OBJECTIVE
The fund seeks a high level of growth of capital.

FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Credit Suisse Large Cap Blend II Fund Credit Suisse Large Cap Blend II Fund - Common Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lesser of orignial purchase price or redemption proceeds, as applicable)	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Credit Suisse Large Cap Blend II Fund Credit Suisse Large Cap Blend II Fund - Common Class
Management fee	0.70%
Distribution and service (12b-1) fee	0.25%
Other expenses	0.72%
Total annual fund operating expenses	1.67%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

COMMON CLASS (with or without redemption)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Credit Suisse Large Cap Blend II Fund Credit Suisse Large Cap Blend II Fund - Common Class	170	526	907	1,976

COMMON CLASS (with or without redemption)
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Credit Suisse Large Cap Blend II Fund Credit Suisse Large Cap Blend II Fund - Common Class	170	526	907	1,976

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 322% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of large U.S. companies. The fund uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks and

o help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Standard &
Poor's 500® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures. A stock may be overweighted or underweighted in relation to the S&P 500 Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics.

The fund invests primarily in:

o common stock

o preferred stock

o securities convertible into common stock

o securities such as warrants, whose values are based on common stock

PRINCIPAL RISKS OF INVESTING IN THE FUND
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. Effective July 27, 2010, the fund changed its benchmark to the Standard & Poor's 500 Index because it converted to a large cap investment strategy. Performance information for periods prior to July 27, 2010 does not reflect the current investment strategy. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how the fund's performance has
varied from year to year for up to 10 years.

YEAR-BY-YEAR TOTAL RETURNS

Best quarter: 17.78% (Q3 09)Worst quarter: -26.21% (Q4 08)

AVERAGE ANNUAL TOTAL RETURNS
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA"). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns Credit Suisse Large Cap Blend II Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Credit Suisse Large Cap Blend II Fund - Common Class	RETURN BEFORE TAXES		18.22%	0.44%	5.64%
Credit Suisse Large Cap Blend II Fund - Common Class After Taxes on Distributions	RETURN AFTER TAXES ON DISTRIBUTIONS		18.14%	(1.55%)	3.67%
Credit Suisse Large Cap Blend II Fund - Common Class After Taxes on Distributions and Sales	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.85%	0.16%	4.47%
Standard & Poor's Small Cap 600 Index	STANDARD & POOR'S SMALL CAP 600® INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)		26.12%	4.62%	7.61%
Standard and Poor's 500 Index	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	[1]	14.82%	2.27%	1.38%
[1]	The fund changed its benchmark to the Standard & Poor's 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Credit Suisse Large Cap Blend II Fund (First Prospectus Summary) | Credit Suisse Large Cap Blend II Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks a high level of growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 322% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	322.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	COMMON CLASS (with or without redemption)
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	COMMON CLASS (with or without redemption)
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of large U.S. companies. The fund uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks and

o help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Standard &
Poor's 500® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures. A stock may be overweighted or underweighted in relation to the S&P 500 Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics.

The fund invests primarily in:

o common stock

o preferred stock

o securities convertible into common stock

o securities such as warrants, whose values are based on common stock

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Risk, Lose Money	rr_RiskLoseMoney	All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. Effective July 27, 2010, the fund changed its benchmark to the Standard & Poor's 500 Index because it converted to a large cap investment strategy. Performance information for periods prior to July 27, 2010 does not reflect the current investment strategy. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you how the fund's performance has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the fund's performance has
varied from year to year for up to 10 years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter: 17.78% (Q3 09)Worst quarter: -26.21% (Q4 08)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund changed its benchmark to the Standard & Poor's 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA"). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Credit Suisse Large Cap Blend II Fund (First Prospectus Summary) | Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Common Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.21%)
Credit Suisse Large Cap Blend II Fund | Standard & Poor's Small Cap 600 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STANDARD & POOR'S SMALL CAP 600® INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.61%
Credit Suisse Large Cap Blend II Fund | Standard and Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.38%
Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Common Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of orignial purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
Annual Return 2001	rr_AnnualReturn2001	11.22%
Annual Return 2002	rr_AnnualReturn2002	(7.72%)
Annual Return 2003	rr_AnnualReturn2003	25.19%
Annual Return 2004	rr_AnnualReturn2004	21.93%
Annual Return 2005	rr_AnnualReturn2005	8.13%
Annual Return 2006	rr_AnnualReturn2006	11.85%
Annual Return 2007	rr_AnnualReturn2007	(1.23%)
Annual Return 2008	rr_AnnualReturn2008	(35.74%)
Annual Return 2009	rr_AnnualReturn2009	21.78%
Annual Return 2010	rr_AnnualReturn2010	18.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.64%
Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Common Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.67%
Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Common Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%

[1]	The fund changed its benchmark to the Standard & Poor's 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.

Credit Suisse Large Cap Blend II Fund (Second Prospectus Summary) | Credit Suisse Large Cap Blend II Fund
INVESTMENT OBJECTIVE
The fund seeks a high level of growth of capital.

FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 37 under the heading "Other
Shareholder Information - Classes of Shares and Sales Charges" and in the fund's
Statement of Additional Information ("SAI") on page 52 under the heading
"Additional Purchase and Redemption Information."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Credit Suisse Large Cap Blend II Fund	Credit Suisse Large Cap Blend II Fund - Class A		Credit Suisse Large Cap Blend II Fund - Class B		Credit Suisse Large Cap Blend II Fund - Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	4.00%	[2]	1.00%	[3]
Maximum sales charge (load) on reinvested distributions (as a percentag of offering price)	none		none		none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	none		none		none
[1]	Purchases of shares of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	4% during the first year decreasing 1% annually to 0% after the fourth year.
[3]	1% during the first year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Credit Suisse Large Cap Blend II Fund	Credit Suisse Large Cap Blend II Fund - Class A	Credit Suisse Large Cap Blend II Fund - Class B	Credit Suisse Large Cap Blend II Fund - Class C
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fee	0.25%	1.00%	1.00%
Other expenses	0.72%	0.72%	0.72%
Total annual fund operating expenses	1.67%	2.42%	2.42%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

CLASS A (with or without redemption) CLASS B (redemption at end of period) CLASS C (redemption at end of period)
Expense Example Credit Suisse Large Cap Blend II Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Credit Suisse Large Cap Blend II Fund - Class A	735	1,071	1,430	2,438
Credit Suisse Large Cap Blend II Fund - Class B	645	955	1,291	2,571
Credit Suisse Large Cap Blend II Fund - Class C	345	755	1,291	2,756

CLASS A (with or without redemption) CLASS B (no redemption) CLASS C (no redemption)
Expense Example, No Redemption Credit Suisse Large Cap Blend II Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Credit Suisse Large Cap Blend II Fund - Class A	735	1,071	1,430	2,438
Credit Suisse Large Cap Blend II Fund - Class B	245	755	1,291	2,571
Credit Suisse Large Cap Blend II Fund - Class C	245	755	1,291	2,756

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 322% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of large U.S. companies. The fund uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks and

o help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Standard &
Poor's 500® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures. A stock may be overweighted or underweighted in relation to the S&P 500 Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics.

The fund invests primarily in:

o common stock

o preferred stock

o securities convertible into common stock

o securities such as warrants, whose values are based on common stock

PRINCIPAL RISKS OF INVESTING IN THE FUND
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. Effective July 27, 2010, the fund changed its benchmark to the Standard & Poor's 500 Index because it converted to a large cap investment strategy. Performance information for periods prior to July 27, 2010 does not reflect the current investment strategy.
The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years.

YEAR-BY-YEAR TOTAL RETURNS

Best quarter: 17.78% (Q3 09)Worst quarter: -26.21% (Q4 08)

AVERAGE ANNUAL TOTAL RETURNS
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA"). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns Credit Suisse Large Cap Blend II Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Credit Suisse Large Cap Blend II Fund - Class A	CLASS A RETURN BEFORE TAXES		18.20%	0.44%	5.65%
Credit Suisse Large Cap Blend II Fund - Class A After Taxes on Distributions	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS		18.12%	(1.53%)	3.69%
Credit Suisse Large Cap Blend II Fund - Class A After Taxes on Distributions and Sales	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.83%	0.16%	4.48%
Credit Suisse Large Cap Blend II Fund - Class B	CLASS B RETURN BEFORE TAXES		17.34%	(0.29%)	4.87%
Credit Suisse Large Cap Blend II Fund - Class C	CLASS C RETURN BEFORE TAXES		17.39%	(0.30%)	4.86%
Standard & Poor's Small Cap 600 Index	STANDARD & POOR'S SMALL CAP 600® INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)		26.12%	4.62%	7.61%
Standard and Poor's 500 Index	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	[1]	14.82%	2.27%	1.38%
[1]	The fund changed its benchmark to the Standard & Poor's 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Credit Suisse Large Cap Blend II Fund (Second Prospectus Summary) | Credit Suisse Large Cap Blend II Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks a high level of growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 37 under the heading "Other
Shareholder Information - Classes of Shares and Sales Charges" and in the fund's
Statement of Additional Information ("SAI") on page 52 under the heading
"Additional Purchase and Redemption Information."

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 322% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	322.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	CLASS A (with or without redemption) CLASS B (redemption at end of period) CLASS C (redemption at end of period)
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	CLASS A (with or without redemption) CLASS B (no redemption) CLASS C (no redemption)
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of large U.S. companies. The fund uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks and

o help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Standard &
Poor's 500® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures. A stock may be overweighted or underweighted in relation to the S&P 500 Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics.

The fund invests primarily in:

o common stock

o preferred stock

o securities convertible into common stock

o securities such as warrants, whose values are based on common stock

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Risk, Lose Money	rr_RiskLoseMoney	All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. Effective July 27, 2010, the fund changed its benchmark to the Standard & Poor's 500 Index because it converted to a large cap investment strategy. Performance information for periods prior to July 27, 2010 does not reflect the current investment strategy.
The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the returns; if they were, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter: 17.78% (Q3 09)Worst quarter: -26.21% (Q4 08)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Sales loads are not reflected in the returns; if they were, returns would be lower than those shown.
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund changed its benchmark to the Standard & Poor's 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA"). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Credit Suisse Large Cap Blend II Fund (Second Prospectus Summary) | Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.21%)
Credit Suisse Large Cap Blend II Fund | Standard & Poor's Small Cap 600 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STANDARD & POOR'S SMALL CAP 600® INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.61%
Credit Suisse Large Cap Blend II Fund | Standard and Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.38%
Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum sales charge (load) on reinvested distributions (as a percentag of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	735
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,438
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	735
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,071
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,430
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,438
Annual Return 2001	rr_AnnualReturn2001	11.14%
Annual Return 2002	rr_AnnualReturn2002	(7.66%)
Annual Return 2003	rr_AnnualReturn2003	25.15%
Annual Return 2004	rr_AnnualReturn2004	22.00%
Annual Return 2005	rr_AnnualReturn2005	8.14%
Annual Return 2006	rr_AnnualReturn2006	11.79%
Annual Return 2007	rr_AnnualReturn2007	(1.17%)
Annual Return 2008	rr_AnnualReturn2008	(35.71%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	18.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.65%
Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Maximum sales charge (load) on reinvested distributions (as a percentag of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,571
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,571
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS B RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.87%
Credit Suisse Large Cap Blend II Fund | Credit Suisse Large Cap Blend II Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum sales charge (load) on reinvested distributions (as a percentag of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	345
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	755
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,756
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,756
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.86%

[1]	The fund changed its benchmark to the Standard & Poor's 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.
[2]	Purchases of shares of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[3]	4% during the first year decreasing 1% annually to 0% after the fourth year.
[4]	1% during the first year.